Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
Schedule of Property and Equipment

As of March 31, 2026 and December 31, 2025, the property and equipment consists of the following:

Cost	Buildings and land	Office equipment and software	Machinery and equipment	Vehicles	Leasehold improvements	Total
Balance as of January 1, 2025	$27,654,718	$219,438	$5,611,300	$597,150	$5,000	$34,087,606
Additions	165,729	10,603	716,682	182,112	-	1,075,126
Disposals and transfers	(184,583)	-	-	-	-	(184,583)
Balance as of December 31, 2025	$27,635,864	$230,041	$6,327,982	$779,262	$5,000	$34,978,149
Additions	154,750	-	325,089	15,000	-	494,839
Balance as of March 31, 2026	$27,790,614	$230,041	$6,653,071	$794,262	$5,000	$35,472,988

Accumulated Depreciation
Balance as of January 1, 2025	$(5,738,488)	$(183,984)	$(1,906,976)	$(210,985)	$(4,557)	$(8,044,990)
Depreciation	(1,401,997)	(26,017)	(576,282)	(71,690)	(443)	(2,076,429)
Disposals and transfers	204,610	-	-	(20,027)	-	184,583
Balance as of December 31, 2025	$(6,935,875)	$(210,001)	$(2,483,258)	$(302,702)	$(5,000)	$(9,936,836)
Depreciation	(354,530)	(6,616)	(170,300)	(24,664)	-	(556,110)
Balance as of March 31, 2026	$(7,290,405)	$(216,617)	$(2,653,558)	$(327,366)	$(5,000)	$(10,492,946)

Net Book Value
March 31, 2026	$20,500,209	$13,424	$3,999,513	$466,896	$-	$24,980,042
December 31, 2025	$20,699,989	$20,040	$3,844,724	$476,560	$-	$25,041,313

As of December 31, 2025 and 2024, the property and equipment consists of the following:

Cost	Buildings and land	Office equipment and software	Machinery and equipment	Vehicles	Leasehold improvements	Total
Balance as of January 1, 2024	$21,928,937	$230,323	$5,231,077	$287,535	$692,886	$28,370,758
Additions	4,042,955	-	1,582,988	293,398	-	5,919,341
Disposals and transfers	1,682,826	(10,885)	(1,202,765)	16,217	(687,886)	(202,493)
Balance as of December 31, 2024	$27,654,718	$219,438	$5,611,300	$597,150	$5,000	$34,087,606
Additions	165,729	10,603	716,682	182,112	-	1,075,126
Disposals and transfers	(184,583)	-	-	-	-	(184,583)
Balance as of December 31, 2025	$27,635,864	$230,041	$6,327,982	$779,262	$5,000	$34,978,149

Accumulated Depreciation
Balance as of January 1, 2024	$(4,234,199)	$(156,130)	$(1,958,989)	$(133,853)	$-	$(6,483,171)
Depreciation	(1,504,289)	(27,854)	52,013	(77,132)	(4,557)	(1,561,819)
Balance as of December 31, 2024	$(5,738,488)	$(183,984)	$(1,906,976)	$(210,985)	$(4,557)	$(8,044,990)
Depreciation	(1,401,997)	(26,017)	(576,282)	(71,690)	(443)	(2,076,429)
Disposals and transfers	204,610	-	-	(20,027)	-	184,583
Balance as of December 31, 2025	$(6,935,875)	$(210,001)	$(2,483,258)	$(302,702)	$(5,000)	$(9,936,836)

Net Book Value
December 31, 2025	$20,699,989	$20,040	$3,844,724	$476,560	$-	$25,041,313
December 31, 2024	$21,916,230	$35,454	$3,704,324	$386,165	$443	$26,042,616